Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash and cash equivalents	$ 569,917	$ 220,794	$ 548,484	$ 366,639
Restricted time deposits	227,285	282,186
Accounts receivable, net	67,959	77,969
Other current assets	14,568	16,386
Total current assets	1,272,068	807,371
Goodwill	111,082	258,997	180,252
Other non-current assets	24,827	29,090
LIABILITIES:
Accounts payable	25,484	50,782
Receipts in advance and deferred revenue	42,166	39,178
Tax payables	27,423	18,471
Contingent consideration - current	0	3,935
Total current liabilities	714,899	247,947
Contingent consideration - non-current	0	1,929
Other long-term liabilities	3,616	5,748
Net revenue	544,875	553,404	611,438
Net income/(loss)	190,627	(21,159)	286,422
Net cash provided by operating activities	213,344	50,316	358,643
Net cash used in investing activities	(3,935)	(330,502)	(322,693)
Net cash used in financing activities	142,894	(46,584)	130,102
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	10,318	13,926
Restricted time deposits	0	294
Accounts receivable, net	49,272	62,725
Prepaid expense	4,202	7,762
Other receivable	31,328	7,130
Due from affiliates	192,204	171,808
Due from Sohu Group	242	5,095
Other current assets	0	1,406
Total current assets	287,566	270,146
Goodwill	10,257	127,541
Deferred tax assets and provision	11,665	18,066
Other non-current assets	6,879	81,723
Total assets	316,367	497,476
LIABILITIES:
Accounts payable	8,414	27,153
Accrued and other short-term liabilities	11,379	17,022
Due to affiliates	83,602	233,715
Receipts in advance and deferred revenue	36,463	37,871
Tax payables	13,700	5,139
Contingent consideration - current	0	3,935
Total current liabilities	153,558	324,835
Contingent consideration - non-current	0	1,929
Other long-term liabilities	1,540	1,799
Total liabilities	155,098	328,563
Net revenue	742,547	726,668	719,253
Net income/(loss)	2,499	(108,889)	(1,170)
Net cash provided by operating activities	(74,415)	2,296	102,086
Net cash used in investing activities	71,687	(94,257)	(53,925)
Net cash used in financing activities	0	$ (793)	$ 0
Total of registered capital and PRC statutory reserves of VIEs	$ 34,100